Accounting standards issued but not yet effective	6 Months Ended
Jun. 30, 2025
Accounting standards issued but not yet effective [Abstract]
Accounting standards issued but not yet effective

13.    Accounting standards issued but not yet effective

A number of new accounting standards and amendments to accounting standards are effective for annual reporting periods beginning after January 1, 2025 and earlier application is permitted. However, the Group has not early adopted any of the forthcoming new or amended accounting standards in preparing these unaudited condensed consolidated interim financial statements.